Income Taxes (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) [Line Items]
Valuation allowance		$ 526,103	$ 590,433
Expire year	2028
Net operating loss carryforward	$ 10,605,000
Investment Tax Credit Carryforward [Member]
Income Taxes (Details) [Line Items]
Tax credit carryforward	$ 49,740
Expire year	2027